Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2023 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2023 USD ($)
Accounting Policies [Line Items]
Cash and cash equivalents			¥ 5,620,466	¥ 5,018,129		$ 791,626
Deferred revenue recognized	¥ 484,775	¥ 539,967
Impairment charges related to contract assets			0
Value added tax incurred			¥ 901,381	977,780	¥ 1,136,147
Foreign Currency Exchange difference			Translations of the consolidated balance sheets, the consolidated statements of operations, the consolidated statements of comprehensive (loss) income, and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2023, or at any other rate.
Foreign currency translation exchange rate			7.0999			7.0999
Advertising expense			¥ 1,173,743	1,766,995	2,192,512
Construction in Progress, Gross			¥ 547,384	0
Minimum [Member] | Ownership Interest [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment			20.00%			20.00%
Maximum [Member]
Accounting Policies [Line Items]
Contracts, original duration			1 year
Maximum [Member] | Ownership Interest [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment			50.00%			50.00%
Short-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			3 months
Short-term deposits [Member] | Maximum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			1 year
Long-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			1 year
Membership Subscription [Member]
Accounting Policies [Line Items]
Contract period, minimum			1 month
Contract period, maximum			1 year
Government Subsidies [Member]
Accounting Policies [Line Items]
Other operating income			¥ 72,502	¥ 23,593	¥ 63,615
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users or customer accounted for 10% or more of total revenues | Customer			0	0	0
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents			¥ 9,564,000	¥ 12,600,000